Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (806,057)	$ (1,862,567)	$ (2,496,892)	$ (1,473,225)
Adjustments to reconcile net loss to net cash used in operations:
Noncontrolling interests	(26,324)	(77,599)	(112,507)
Depreciation and amortization	86,098	156,260	197,112	220,887
Bad debt expense				66,587
Loss on conversion of debt	20,239	63,750	66,157
Loss on disposal of assets		21,866	21,779	12,180
Loss on acquisition of noncontrolling interest			55,849
Stock issued in lieu of cash compensation		128,000	183,159	68,500
Stock issued for services	239,625
In-kind contribution of services		347,846	347,846
Amortization of payment redemption premium as interest	7,683
Accretion of beneficial conversion feature on convertible notes payable as interest	13,535
Interest accrued on loans payable	63,237	57,875	91,755	46,625
Changes in operating assets and liabilities:
Accounts receivable, net	(194,463)	(9,547)	(47,263)	(68,846)
Inventory	14,525	(39,864)	(42,189)
Prepaid expenses	(173)	5,000	5,000	(5,000)
Supplier advances		16,817	29,576	8,314
Escrow deposits	16,873
Bank overdraft		(5,207)
Accounts payable and accrued expenses	52,476	49,613	104,917	(126)
Accrued payroll and related liabilities	188,528	281,764	540,290	343,728
Net cash used in operating activities	(324,198)	(865,993)	(1,055,411)	(780,376)
Cash flows from investing activities:
Capital expenditures		(6,760)	(6,760)	(2,795)
Capitalized research and development costs				(55,639)
Cash received in reverse merger		6	6
Proceeds received for reimbursement of escrow deposits		220,000	220,000
Payments of escrow deposits		(145,000)	(145,000)	(100,000)
Net cash from investing activities		68,246	68,246	(158,434)
Cash flows from financing activities:
Proceeds from issuance of common stock	169,250	369,925	656,125	524,977
Stock issuance costs			(23,000)
Change in bank overdraft			(5,207)	(3,629)
Proceeds from loans payable	113,072	376,932	376,931	125,000
Proceeds from loans payable - related party	154,919	217,367	264,823	435,197
Repayments of loans payable - related party	(105,976)	(167,082)	(281,995)	(141,997)
Net cash from financing activities	331,265	797,142	987,677	939,548
Net increase (decrease) in cash	7,067	(605)	512	738
Cash at beginning of period	1,278	766	766	28
Cash at end of period	8,345	161	1,278	766
Cash paid for interest	4,080	11,403	16,795	3,402
Issuance of 14,748,313 and 500,000 shares of common stock in conversion of loans payable. 13,584,383 shares 12/31	138,478	26,250	157,093
Issuance of 13,055,556 and 6,000,000 shares of common stock in conversion of loans payable - related party, resepctively and 8,500,000 and 13,000,000 for 12/31	137,500	60,000	85,000	130,000
Payment redemption premiums on convertible notes payable	17,625
Beneficial conversion feature of convertible notes payable	33,565
Issuance of 357,143 shares of common stock in conversion of accounts payable	2,500
Issuance of 32,857,143 shares of common stock in conversion of accrued salaries to related party	230,000
Reduction of 95,848,349 shares of common stock in stock exchange		(1,387,429)	1,387,429
Recognition of noncontrolling interest at date of stock exchange		$ (171,656)	$ 171,656